Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.85%
Aerospace & Defense–2.37%
BAE Systems PLC (United Kingdom)	555,364	$11,214,173
TransDigm Group, Inc.	5,021	6,945,499
		18,159,672
Application Software–4.83%
AppLovin Corp., Class A(b)	33,259	8,812,637
Atlassian Corp., Class A(b)	40,951	8,690,212
HubSpot, Inc.(b)	17,285	9,874,748
Salesforce, Inc.	36,062	9,677,598
		37,055,195
Asset Management & Custody Banks–4.21%
Blackstone, Inc., Class A	103,621	14,484,143
KKR & Co., Inc., Class A	154,088	17,814,114
		32,298,257
Automobile Manufacturers–1.84%
Tesla, Inc.(b)	54,536	14,133,550
Biotechnology–1.75%
AbbVie, Inc.(c)	52,648	11,030,809
Alnylam Pharmaceuticals, Inc.(b)	8,966	2,420,999
		13,451,808
Broadline Retail–8.87%
Amazon.com, Inc.(b)	317,385	60,385,670
MercadoLibre, Inc. (Brazil)(b)	3,916	7,639,607
		68,025,277
Building Products–1.16%
Johnson Controls International PLC	111,298	8,916,083
Casinos & Gaming–1.43%
DraftKings, Inc., Class A(b)(c)	93,197	3,095,073
Flutter Entertainment PLC(b)	35,677	7,904,239
		10,999,312
Communications Equipment–1.49%
Arista Networks, Inc.(b)	148,028	11,469,209
Construction Machinery & Heavy Transportation Equipment– 0.83%
Wabtec Corp.	35,126	6,370,100
Construction Materials–0.32%
Martin Marietta Materials, Inc.	5,105	2,440,854
Consumer Staples Merchandise Retail–0.28%
Costco Wholesale Corp.	2,288	2,163,945
Diversified Financial Services–1.09%
Apollo Global Management, Inc.	60,866	8,334,990
Diversified Support Services–0.74%
Cintas Corp.	27,766	5,706,746
Electrical Components & Equipment–1.49%
Eaton Corp. PLC	22,632	6,152,056
Shares		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co., Class A	72,588	$5,240,854
		11,392,910
Financial Exchanges & Data–0.62%
S&P Global, Inc.	9,380	4,765,978
Food Distributors–0.54%
US Foods Holding Corp.(b)(c)	62,924	4,119,005
Health Care Distributors–0.26%
McKesson Corp.	2,921	1,965,804
Health Care Equipment–4.23%
Boston Scientific Corp.(b)	124,964	12,606,368
DexCom, Inc.(b)(c)	30,124	2,057,168
Intuitive Surgical, Inc.(b)	35,879	17,769,793
		32,433,329
Home Improvement Retail–0.87%
Lowe’s Cos., Inc.	28,455	6,636,560
Hotels, Resorts & Cruise Lines–1.73%
Booking Holdings, Inc.	2,873	13,235,652
Industrial Machinery & Supplies & Components–0.71%
Parker-Hannifin Corp.	8,966	5,449,983
Integrated Oil & Gas–0.90%
Suncor Energy, Inc. (Canada)	177,525	6,873,768
Interactive Home Entertainment–1.46%
Nintendo Co. Ltd. (Japan)	73,800	5,016,754
Take-Two Interactive Software, Inc.(b)	30,008	6,219,158
		11,235,912
Interactive Media & Services–9.40%
Alphabet, Inc., Class A	162,880	25,187,763
Meta Platforms, Inc., Class A	81,380	46,904,177
		72,091,940
Internet Services & Infrastructure–1.11%
Snowflake, Inc., Class A(b)	58,413	8,537,644
Investment Banking & Brokerage–1.69%
Goldman Sachs Group, Inc. (The)	23,688	12,940,518
Movies & Entertainment–3.99%
Netflix, Inc.(b)	23,916	22,302,387
Spotify Technology S.A. (Sweden)(b)	15,066	8,286,752
		30,589,139
Pharmaceuticals–0.70%
Eli Lilly and Co.	6,548	5,408,059
Real Estate Services–0.89%
CBRE Group, Inc., Class A(b)	52,409	6,854,049
Restaurants–0.63%
DoorDash, Inc., Class A(b)	26,479	4,839,567
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Semiconductors–14.98%
Broadcom, Inc.	155,639	$26,058,638
Monolithic Power Systems, Inc.	16,718	9,696,105
NVIDIA Corp.	653,008	70,773,007
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	50,598	8,399,268
		114,927,018
Systems Software–9.77%
CrowdStrike Holdings, Inc., Class A(b)(c)	15,949	5,623,298
Microsoft Corp.	139,492	52,363,902
ServiceNow, Inc.(b)	21,330	16,981,666
		74,968,866
Technology Hardware, Storage & Peripherals–5.47%
Apple, Inc.	188,802	41,938,588
Tobacco–0.79%
Philip Morris International, Inc.	38,382	6,092,375
Trading Companies & Distributors–0.44%
United Rentals, Inc.	5,357	3,357,232
Transaction & Payment Processing Services–3.97%
Fiserv, Inc.(b)	34,200	7,552,386
Visa, Inc., Class A(c)	65,448	22,936,906
		30,489,292
Total Common Stocks & Other Equity Interests (Cost $374,254,606)		750,668,186
Shares		Value
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	1,958,892	$1,958,892
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	3,637,722	3,637,722
Total Money Market Funds (Cost $5,596,614)		5,596,614
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.58% (Cost $379,851,220)		756,264,800
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.89%
Invesco Private Government Fund, 4.34%(d)(e)(f)	7,545,819	7,545,819
Invesco Private Prime Fund, 4.46%(d)(e)(f)	29,998,530	30,007,530
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,553,349)		37,553,349
TOTAL INVESTMENTS IN SECURITIES–103.47% (Cost $417,404,569)		793,818,149
OTHER ASSETS LESS LIABILITIES—(3.47)%		(26,643,035)
NET ASSETS–100.00%		$767,175,114
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$598,599	$10,044,095	$(8,683,802)	$-	$-	$1,958,892	$11,306
Invesco Treasury Portfolio, Institutional Class	1,111,347	18,653,319	(16,126,944)	-	-	3,637,722	20,831
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,617,898	117,074,309	(122,146,388)	-	-	7,545,819	141,463*
Invesco Private Prime Fund	32,861,864	252,762,127	(255,616,461)	-	-	30,007,530	384,651*
Total	$47,189,708	$398,533,850	$(402,573,595)	$-	$-	$43,149,963	$558,251

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$734,437,259	$16,230,927	$—	$750,668,186
Money Market Funds	5,596,614	37,553,349	—	43,149,963
Total Investments	$740,033,873	$53,784,276	$—	$793,818,149
Invesco V.I. American Franchise Fund